Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
HEICO Corp.	115,999	$ 27,995,199
		$ 27,995,199
Biotechnology — 2.3%
AbbVie, Inc.(1)	277,218	$ 51,374,040
		$ 51,374,040
Broadline Retail — 4.7%
Amazon.com, Inc.(1)(2)	578,255	$ 108,122,120
		$ 108,122,120
Capital Markets — 6.4%
Blue Owl Capital, Inc.	875,874	$ 16,702,917
Intercontinental Exchange, Inc.(1)	210,731	31,938,391
S&P Global, Inc.(1)	73,321	35,540,888
Stifel Financial Corp.(1)	288,321	25,565,423
Tradeweb Markets, Inc., Class A(1)	322,676	36,036,456
		$ 145,784,075
Chemicals — 1.0%
Linde PLC(1)	50,887	$ 23,077,254
		$ 23,077,254
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	112,881	$ 22,876,463
		$ 22,876,463
Consumer Staples Distribution & Retail — 4.0%
BJ's Wholesale Club Holdings, Inc.(1)(2)	385,920	$ 33,945,523
Walmart, Inc.(1)	818,855	56,206,207
		$ 90,151,730
Containers & Packaging — 1.2%
AptarGroup, Inc.(1)	185,601	$ 27,279,635
		$ 27,279,635
Electric Utilities — 1.6%
NextEra Energy, Inc.(1)	485,708	$ 37,103,234
		$ 37,103,234
Security	Shares	Value
Electrical Equipment — 1.5%
AMETEK, Inc.(1)	194,189	$ 33,687,908
		$ 33,687,908
Entertainment — 1.8%
Netflix, Inc.(1)(2)	51,194	$ 32,167,750
Spotify Technology SA(2)	25,780	8,866,773
		$ 41,034,523
Financial Services — 3.4%
Mastercard, Inc., Class A(1)	44,464	$ 20,618,401
Shift4 Payments, Inc., Class A(2)	391,542	26,934,174
Visa, Inc., Class A	111,225	29,549,146
		$ 77,101,721
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)(2)	599,926	$ 38,677,229
		$ 38,677,229
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.(1)(2)	57,993	$ 25,784,268
		$ 25,784,268
Health Care Providers & Services — 3.1%
Elevance Health, Inc.	92,369	$ 49,143,079
Tenet Healthcare Corp.(2)	142,553	21,340,184
		$ 70,483,263
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	110,682	$ 25,158,019
		$ 25,158,019
Insurance — 3.0%
Allstate Corp.(1)	274,558	$ 46,982,365
W.R. Berkley Corp.	398,629	21,976,417
		$ 68,958,782
Interactive Media & Services — 8.6%
Alphabet, Inc., Class C(1)	622,182	$ 107,730,814
Meta Platforms, Inc., Class A(1)	184,169	87,448,966
		$ 195,179,780
IT Services — 1.7%
Gartner, Inc.(2)	75,300	$ 37,739,607
		$ 37,739,607

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.(1)	69,218	$ 42,454,168
		$ 42,454,168
Machinery — 0.9%
Parker-Hannifin Corp.	35,603	$ 19,978,979
		$ 19,978,979
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips(1)	453,828	$ 50,465,674
		$ 50,465,674
Pharmaceuticals — 3.9%
Eli Lilly & Co.(1)	66,200	$ 53,242,674
Novo Nordisk AS ADR(1)	265,880	35,263,664
		$ 88,506,338
Professional Services — 4.8%
Automatic Data Processing, Inc.(1)	151,250	$ 39,721,275
Booz Allen Hamilton Holding Corp.	154,683	22,167,621
TransUnion(1)	537,917	48,552,388
		$ 110,441,284
Real Estate Management & Development — 0.9%
FirstService Corp.	115,741	$ 20,203,749
		$ 20,203,749
Semiconductors & Semiconductor Equipment — 12.0%
Analog Devices, Inc.(1)	143,648	$ 33,237,274
Broadcom, Inc.(1)	383,300	61,588,644
Lam Research Corp.	20,845	19,203,248
NVIDIA Corp.(1)	1,367,547	160,030,350
		$ 274,059,516
Software — 11.3%
Fair Isaac Corp.(2)	17,551	$ 28,081,600
Intuit, Inc.(1)	22,976	14,873,514
Microsoft Corp.(1)	472,800	197,795,880
Palo Alto Networks, Inc.(2)	54,688	17,758,834
		$ 258,509,828
Specialty Retail — 2.6%
Burlington Stores, Inc.(2)	118,877	$ 30,946,060
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	242,435	$ 27,400,004
		$ 58,346,064
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(1)	785,186	$ 174,374,107
		$ 174,374,107
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(1)	175,603	$ 13,145,641
		$ 13,145,641
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(1)	102,161	$ 18,621,907
		$ 18,621,907
Total Common Stocks (identified cost $1,231,319,033)		$2,276,676,105

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(3)	8,899,133	$ 8,899,133
Total Short-Term Investments (identified cost $8,899,133)		$ 8,899,133
Total Investments — 100.3% (identified cost $1,240,218,166)		$2,285,575,238
Total Written Call Options — (0.3)% (premiums received $9,319,747)		$ (6,128,440)
Other Assets, Less Liabilities — (0.0)%(4)		$ (842,407)
Net Assets — 100.0%		$2,278,604,391
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(4)	Amount is less than (0.05)%.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	166	$91,670,180	$5,590	8/2/24	$ (163,510)
S&P 500 Index	166	91,670,180	5,630	8/5/24	(83,000)
S&P 500 Index	165	91,117,950	5,675	8/7/24	(47,025)
S&P 500 Index	165	91,117,950	5,675	8/9/24	(90,750)
S&P 500 Index	165	91,117,950	5,710	8/12/24	(51,975)
S&P 500 Index	165	91,117,950	5,690	8/14/24	(140,250)
S&P 500 Index	163	90,013,490	5,625	8/16/24	(448,250)
S&P 500 Index	164	90,565,720	5,630	8/19/24	(459,200)
S&P 500 Index	165	91,117,950	5,560	8/21/24	(1,015,575)
S&P 500 Index	162	89,461,260	5,530	8/23/24	(1,367,280)
S&P 500 Index	163	90,013,490	5,540	8/26/24	(1,322,745)
S&P 500 Index	163	90,013,490	5,600	8/28/24	(938,880)
Total					$(6,128,440)
Abbreviations:
ADR	– American Depositary Receipt
At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,899,133, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,156,246	$394,455,174	$(389,712,287)	$ —	$ —	$8,899,133	$669,922	8,899,133
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,276,676,105*	$ —	$ —	$2,276,676,105
Short-Term Investments	8,899,133	—	—	8,899,133
Total Investments	$2,285,575,238	$ —	$ —	$2,285,575,238
Liability Description
Written Call Options	$ (6,128,440)	$ —	$ —	$ (6,128,440)
Total	$ (6,128,440)	$ —	$ —	$ (6,128,440)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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